Bank Borrowings and Restricted Cash (Details 1) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY
2014	$ 93,669	574,882
2015	54,689	335,649
2016	6,443	39,544
2017	8,054	49,430
2018	8,054	49,430
Thereafter	$ 0	0